As filed with the Securities and Exchange Commission July 13, 2005
Registration Nos.

33-32704
811-05980

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No _____	☐

Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 35	☒

(Check appropriate box or boxes)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, California 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on August 1, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment. Such effective date will be August 1, 2005.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

     This Post-Effective Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 33 to Registration Statement No. 033-32704 filed pursuant to Rule 485(b) under the Securities Act of 1933 on June 15, 2005. The contents of Post-Effective Amendment No. 33 are incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 34 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 13th day of July, 2005.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman of the Board and	July 13, 2005
Thomas C. Sutton*	Chief Executive Officer

Glenn S. Schafer*	Director and President	July 13, 2005

	Director, Executive Vice President and	July 13, 2005
Khanh T. Tran*	Chief Financial Officer

David R. Carmichael*	Director, Senior Vice President and General Counsel	July 13, 2005

	Director, Vice President and Corporate	July 13, 2005
Audrey L. Milfs*	Secretary

Edward R. Byrd*	Vice President, Controller, and Chief Accounting Officer	July 13, 2005

Brian D. Klemens*	Vice President and Treasurer	July 13, 2005

Gerald W. Robinson*	Executive Vice President	July 13, 2005

*By:	/s/ DAVID R. CARMICHAEL David R. Carmichael	July 13, 2005
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 20 of the Registration Statement filed on Form N-4/B, for Pacific Select Variable Annuity Separate Account, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002, as Exhibit 15.)